Annual Total Returns [BarChart] - 1290 Diversified Bond Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2016	4.13%
Annual Return 2017	4.41%
Annual Return 2018	2.29%
Annual Return 2019	10.31%
Annual Return 2020	17.16%